Provisions - Summary of Detail of Provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Current, provisions	$ 422,863	$ 269,966
Non-Current, provisions	1,363,976	660,305
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Current, provisions	387,763	232,680
Non-Current, provisions	1,303,973	595,810
Decomissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Current, provisions	30,245	33,498
Non-Current, provisions	57,475	56,780
Provision for environmental issues
Disclosure Of Other Provisions [Line Items]
Current, provisions	1,044	280
Non-Current, provisions	721	22
Other Provisions
Disclosure Of Other Provisions [Line Items]
Current, provisions	3,811	3,508
Non-Current, provisions	$ 1,807	$ 7,693